PORTFOLIO OF INVESTMENTS – as of October 31, 2020 (Unaudited)

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 97.6% of Net Assets
	Australia – 3.3%
299,293	GPT Group (The)	$847,673
92,339	Lendlease Corp. Ltd.	776,768
225,251	Mirvac Group	334,041
43,626	NEXTDC Ltd.(a)	390,620

		2,349,102

	Canada – 2.9%
32,454	Canadian Apartment Properties REIT	1,043,312
98,100	Summit Industrial Income REIT	991,824

		2,035,136

	France – 1.2%
5,903	Gecina S.A.	732,816
9,834	Klepierre S.A.	124,598

		857,414

	Germany – 8.2%
15,426	ADLER Group S.A.(a)	387,804
30,773	alstria office REIT AG	391,752
43,055	Deutsche Wohnen SE	2,173,112
43,478	Vonovia SE	2,776,657

		5,729,325

	Hong Kong – 5.1%
5,956	GDS Holdings Ltd., Class A(a)(b)	62,138
90,529	Link REIT	690,904
133,374	New World Development Co. Ltd.	636,779
125,000	Sun Hung Kai Properties Ltd.	1,608,977
225,200	Swire Properties Ltd.	604,321

		3,603,119

	Japan – 10.2%
142	Daiwa Office Investment Corp.	770,580
603	Japan Hotel REIT Investment Corp.	292,010
31	Japan Real Estate Investment Corp.	151,922
648	Japan Retail Fund Investment Corp.	934,032
148	Kenedix Office Investment Corp.	855,995
83,700	Mitsubishi Estate Co. Ltd.	1,248,459
79,300	Mitsui Fudosan Co. Ltd.	1,350,285
123	Nippon Accommodations Fund, Inc.	704,626
268	Nippon Prologis REIT, Inc.	882,106

		7,190,015

	Netherlands – 0.7%
5,645	NSI NV	178,252
7,196	Unibail-Rodamco-Westfield	291,300

		469,552

Shares	Description	Value (†)
Common Stocks – continued
	Singapore – 3.6%
437,886	Ascendas Real Estate Investment Trust	$923,992
316,944	CapitaLand Mall Trust	401,745
90,300	City Developments Ltd.	419,342
165,530	Mapletree Industrial Trust	368,908
310,252	Mapletree Logistics Trust	443,192
1,062	Mapletree Logistics Trust, Rights(a)(b)	—

		2,557,179

	Spain – 0.7%
68,635	Merlin Properties SOCIMI S.A.	461,985

	Sweden – 1.8%
99,059	Kungsleden AB	840,595
47,890	Nyfosa AB(a)	395,965

		1,236,560

	United Kingdom – 5.7%
97,022	British Land Co. PLC (The)	438,143
11,485	Derwent London PLC	395,503
190,568	LondonMetric Property PLC	532,814
134,793	Segro PLC	1,575,015
396,229	Tritax Big Box REIT PLC	803,942
185,472	Warehouse REIT PLC	257,098

		4,002,515

	United States – 54.2%
13,400	Alexandria Real Estate Equities, Inc.	2,030,368
85,700	Americold Realty Trust	3,104,911
205,500	Brixmor Property Group, Inc.	2,252,280
16,579	EastGroup Properties, Inc.	2,206,333
3,900	Equinix, Inc.	2,851,836
15,100	Essex Property Trust, Inc.	3,089,309
20,500	Extra Space Storage, Inc.	2,376,975
79,700	Independence Realty Trust, Inc.	968,355
83,400	Invitation Homes, Inc.	2,273,484
36,800	ProLogis, Inc.	3,650,560
3,200	SBA Communications Corp.	929,184
16,000	Sun Communities, Inc.	2,202,080
170,600	Sunstone Hotel Investors, Inc.	1,265,852
250,100	VEREIT, Inc.	1,550,620
147,600	VICI Properties, Inc.	3,387,420
73,800	Welltower, Inc.	3,968,226

		38,107,793

	Total Common Stocks (Identified Cost $68,195,300)	68,599,695

Principal Amount	Description	Value (†)
Short-Term Investments – 2.5%
$1,759,537	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/2020 at 0.000% to be repurchased at $1,759,537 on 11/02/2020 collateralized by $1,702,800 U.S. Treasury Note, 1.375% due 8/31/2026 valued at $1,794,814 including accrued interest(c) (Identified Cost $1,759,537)	$1,759,537

	Total Investments – 100.1% (Identified Cost $69,954,837)	70,359,232
	Other Assets Less Liabilities – (0.1)%	(88,193)

	Net Assets – 100.0%	$70,271,039

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of October 31, 2020, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 28,137,530	40.0%	$ 62,138	0.1%

1 Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Fair valued by the Fund’s adviser. At October 31, 2020, the value of these securities amounted to $62,138 or 0.1% of net assets.

(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,349,102	$—	$2,349,102
France	—	857,414	—	857,414
Germany	—	5,729,325	—	5,729,325
Hong Kong	—	3,603,119	—	3,603,119
Japan	—	7,190,015	—	7,190,015
Netherlands	—	469,552	—	469,552
Singapore	—	2,557,179	—	2,557,179
Spain	—	461,985	—	461,985
Sweden	—	1,236,560	—	1,236,560
United Kingdom	257,098	3,745,417	—	4,002,515
All Other Common Stocks*	40,142,929	—	—	40,142,929

Total Common Stocks	$40,400,027	$28,199,668	$—	$68,599,695

Short-Term Investments	—	1,759,537	—	1,759,537

Total	$40,400,027	$29,959,205	$—	$70,359,232

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at October 31, 2020 (Unaudited)

REITs - Warehouse/Industrials	19.6%
REITs - Diversified	19.2
Real Estate Management & Development	18.8
REITs - Apartments	11.5
REITs - Office Property	7.0
REITs - Shopping Centers	6.5
REITs - Health Care	5.7
REITs - Storage	3.4
REITs - Manufactured Homes	3.1
REITs - Hotels	2.2
IT Services	0.6
Short-Term Investments	2.5

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

Currency Exposure Summary at October 31, 2020 (Unaudited)

United States Dollar	56.7%
Euro	10.8
Japanese Yen	10.2
British Pound	5.7
Hong Kong Dollar	5.1
Singapore Dollar	3.6
Australian Dollar	3.3
Canadian Dollar	2.9
Swedish Krona	1.8

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%